Consolidated statement of changes in equity of Aegon Ltd. (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Discontinued operations not reclassified from opening reserves	€ 675
Discontinued operations reclassified from opening reserves	€ 16